Stock Options and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Stock Options and Warrants

9. Stock Options and Warrants

Stock Options

The Company has adopted the 2006 Equity Participation Plan (the “2006 Plan”). The options granted under the 2006 Plan may be either qualified or non-qualified options. Up to 15,000,000 options may be granted to employees, directors and consultants under this Plan. Options may be granted with different vesting terms and expire no later than 10 years from the date of grant.

In April 2010, the Company adopted the 2010 Equity Participation Plan (the “2010 Plan”). The options granted under the 2010 Plan may be either qualified or non-qualified options. Up to 18,000,000 options may be granted to employees, directors and consultants under the 2010 Plan. Options may be granted with different vesting terms and expire no later than 10 years from the date of grant.

In November and December of 2009, the Company issued outside the 2006 and 2010 option plans non-qualified stock options to purchase 10,257,593 shares of common stock to certain employees and consultants. These options vest over 50 months and expire no later than 10 years from the date of grant.

In accordance with applicable authoritative guidance, the Company is required to establish assumptions and estimates of the weighted-average fair value of stock options granted, as well as using a valuation model to calculate the fair value of stock-based awards. The Company uses the Black-Scholes option-pricing model to determine the fair-value of stock-based awards. All options are amortized over the requisite service periods. During the three months ended September 30, 2013 and 2012 and the nine months ended September 30, 2013 and 2012, the Company recognized $442,000, $534,000, $1.3 million and $1.8 million, as stock-based compensation expense, respectively. Unrecognized compensation expense related to stock options as of September 30, 2013 and 2012 was $2.3 million and $4.4 million, respectively, which is expected to be recognized over a weighted average period of approximately 1.7 years and 2.4 years, respectively.

Stock-based compensation for stock options granted to non-employees has been determined using the estimated fair value of the stock options issued, based on the Black-Scholes Option Pricing Model. These options are revalued at each reporting period until fully vested, with any change in fair value recognized in the consolidated statements of operations.

The fair value of options granted is estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions for the three and nine months ended September 30, 2013 and 2012:

	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2013	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2012
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	0.00%	0.95%	0.88%	0.94%
Expected stock price volatility	000.00%	118.34%	124.93%	123.63%
Expected dividend payout	0%	0%	0%	0%
Expected option life-years based on management’s estimate	0.0 yrs	6.1 yrs	5.6 yrs	5.7 yrs

The following table summarizes options outstanding as of September 30, 2013:

Options Outstanding				Options Exercisable and vested
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.22-$0.50	5,198,300	7.31	$0.37	2,612,100	5.56	$0.42
$0.51-$0.75	9,265,293	6.18	$0.62	8,363,918	6.15	$0.62
$0.76-$1.00	1,895,000	3.77	$0.98	1,791,000	3.52	$0.99
$1.01-$1.25	335,000	7.59	$1.10	253,600	7.59	$1.10
$1.26-$1.50	1,171,100	6.37	$1.31	926,700	6.24	$1.32
$1.51-$3.20	5,830,000	7.08	$1.94	3,967,200	7.00	$1.95

	23,694,693	6.49	$0.96	17,914,518	6.02	$0.96

Transactions involving stock options issued to employees, directors and consultants under the 2006 Plan, the 2010 Plan and outside the plans are summarized below. Options issued have a maximum life of 10 years. The following table summarizes the changes in options outstanding and the related exercise prices for the Company’s common stock options issued:

	Number of Shares issued under 2006 Plan and 2010 Plan	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2011	14,730,207	$1.26
Granted	2,398,000	$0.38
Exercised	(17,500)	$0.22
Canceled or expired	(1,987,807)	$0.78

Outstanding at December 31, 2012	15,122,900	$1.18
Granted	1,352,500	$0.27
Exercised	—	$—
Canceled or expired	(390,000)	$0.56

Outstanding at September 30, 2013	16,085,400	$1.12

	Number of Shares issued outside the Plan	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2011	8,254,232	$0.65
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—

Outstanding at December 31, 2012	8,254,232	$0.65
Granted	—	$—
Exercised	—	$—
Canceled or expired	(644,939)	$1.00

Outstanding at September 30, 2013	7,609,293	$0.62

Warrants

Brookstreet Securities Corporation

As of December 31, 2006, Brookstreet Securities Corporation (“Brookstreet”) had earned 1,976,190 warrants as partial compensation for its services as placement agent for the raising of equity capital. An additional 274,000 warrants were earned by Brookstreet in the first quarter of 2007, for a total of 2,250,190 warrants related to the Company’s private placement. In addition, 426,767 warrants were granted to a number of individuals as compensation for services rendered to the Company. Each Warrant entitles the holder thereof to purchase the number of shares of common stock that could be purchased by the dollar amount of the Warrant being exercised at $1.00 in the case of the Brookstreet warrants and $0.80 in the case of the individuals’ warrants. The Company recognized the value attributable to the individuals’ warrants in the amount of $222,000 and applied it to general and administrative expense. The Company recognized the value attributable to the Brookstreet warrants in the amount of $1.2 million. The Company recognized the Brookstreet warrants as a component of additional paid-in capital with a corresponding reduction in additional paid-in capital to reflect this as a non-cash cost of the offering. Proceeds from the private equity placement totaled $9.9 million and are offset by cash offering costs of $1.5 million as well as the non-cash offering cost of $1.2 million related to the fair value of the Brookstreet warrants. The Company valued the Brookstreet warrants and the warrants issued to the individuals using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years and 3 years, average risk free interest rates of 4.58% and 5.13%, a dividend yield of 0% and 0%, and volatility of 71% and 63%, respectively.

The number of warrants converted into common stock by Brookstreet was 484,675 for the completion of the Brookstreet financing and issued 1,370,000 shares of common stock that was part of a private placement of securities by ISC California during the second half of 2006. The net proceeds from the shares whose sale was finalized in 2007 was $1.2 million net of cash fees and expenses. In connection with the final settlement in 2007, the selling agent for the private placement received 274,000 additional warrants, which entitle the holder thereof to purchase that number of shares of common stock for $1.00 each.

During 2008, the Company raised additional capital by issuing Preferred Series A, B, C and D stock. This issuance of the Preferred Series C triggered an anti-dilutive clause in the Brookstreet warrant agreement, where Brookstreet would receive an adjustment downward in the price it pays for converting its warrants, which resulted in a deemed dividend of $337,000. Brookstreet earned a total of 2,250,190 warrants in 2006 and 2007 in connection with the Company’s private placement. Each Warrant entitles the holder thereof to purchase one share of common stock for $1.00, revalued to $0.56 per warrant. The Company recognized the value attributable to the warrants in the amount of $1.2 million in 2006 and $169,000 in 2007 as a component of additional paid-in capital with a corresponding reduction in additional paid-in capital to reflect the issuance as a non-cash cost of the offering. Prior to 2009, the Company valued the Brookstreet warrants using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years, an average risk free interest rate of 4.58%, a dividend yield of 0%, and volatility of 70.57%. During 2009, the Company issued a total of 3,510,206 shares of common stock which related to warrants originally issued to Brookstreet. Brookstreet converted a total of 612,267 warrants into 484,675 shares of common stock at an average cashless conversion price of $0.56 per share.

Implementation of Accounting Standards Code (ASC) 815-40-15, (formerly known as EITF 07-5 “Determining Whether an Instrument (or Embedded Feature) is Indexed to an Entity’s Own Stock Price”)

The Accounting Standards Code (ASC) 815-40-15, with an effective date of December 15, 2008, should have been implemented as of January 1, 2009, and in future periods. This Issue applies to any freestanding financial instrument or embedded feature that has all the characteristics of a derivative as described in ASC 815-10-15-83, (previously paragraphs 6–9 of Statement 133) for purposes of determining whether that instrument or embedded feature qualifies for the first part of the scope exception in ASC 815-10-74 (previously paragraph 11(a) of Statement 133). This Issue also applies to any freestanding financial instrument that is potentially settled in an entity’s own stock, regardless of whether the instrument has all the characteristics of a derivative for purposes of determining whether the instrument is within the scope of ASC 815-40.

During 2008, the Company issued a Series C Preferred round of financing which triggered the anti-dilution clause in the Brookstreet warrant agreement (“Brookstreet Warrants”). From issuing the Series C Preferred Stock, the exercise prices of the Brookstreet Warrants were revalued down to $0.56 per warrant. Based on the anti-dilution clause being triggered and the exercise price of the Brookstreet Warrants being revalued downward to $0.56, ASC 815-40-15 should have caused the Brookstreet Warrants to be treated and accounted for as a liability.

The anti-dilution provisions of the Brookstreet Warrants failed the criteria set by this ASC and therefore required reclassification from equity to liability. The reclassification resulted in the requirement to revalue the Brookstreet Warrants at each reporting period with a corresponding charge or credit to the statement of operations. Valuation of the warrants was estimated using the Monte-Carlo simulation method using the following assumptions: stock price and warrant price as of the valuation date, the Company’s historical stock price, interest rate on U.S. treasury notes, dividend rate derived from the Series D Preferred Stock, warrant expiration; simulated as a daily interval and anti-dilution impact if the Company had to raise capital below $0.25 per share. The reclassification and valuation of the warrants resulted in warrant liabilities of zero as of September 30, 2012 and December 31, 2012. In addition, in the three and nine months ended September 30, 2013 and 2012, we recorded income of $0, $0, $0 and $38,000, respectively, in our consolidated condensed statements of operations related to the change in the fair value of warrants.

The 1,721,629 Brookstreet Warrants outstanding as of December 31, 2011 expired on February 14, 2012, and the Company recorded $38,000 in the nine months ending September 30, 2012 to reduce the fair market value of the warrants to zero.

Warrants issued with other financings

During 2007 and 2008, the Company entered into various agreements to borrow working capital and as part of these agreements, the Company issued warrants to the holders to purchase common stock. The Company issued 1,400,000 warrants to YKA Partners, an affiliated company of our former Co-Chairman of the Board with an exercise price of $0.25 per share, all of which expired unexercised in August 2013.

Warrants issued with Preferred Stock

During 2008, in connection with the Company’s fund raising efforts, two warrants to purchase shares of common stock were issued with the purchase of one share of Series A Preferred Stock, resulting in the issuance of an additional 2,000,000 common stock warrants. In addition, two warrants to purchase shares of common stock were issued with the purchase of one share of Series B Preferred Stock, resulting in the issuance of an additional 1,100,000 common stock warrants. As of December 31, 2010, 400,000 warrants related to the Series A Preferred Stock were converted into 800,000 common shares.

1,600,000 warrants related to the Series A Preferred Stock expired in January, 2013. As of September 30, 2013 and December 31, 2012, there were 0 and 300,000 warrants related to the Series B Preferred Stock outstanding, respectively with an exercise price of $0.20 per share. The warrants related to the Series B Preferred Stock expired unexercised in July 2013.

Warrants issued with Common Stock

In conjunction with the Company’s sale of 10,125,000 shares of common stock on January 22, 2013, the Company issued warrants convertible into 5,062,500 shares of common stock at an exercise price of $0.20 per share. The warrants have a five year term.

On March 12, 2013 the Company issued warrants convertible into 2,500,000 shares of common stock in conjunction with the sale of 5,000,000 shares of common stock. These warrants have a five year term and an exercise price of $0.20 per share.

On July 24, 2013 the Company sold 20,000,000 Units, with each Unit consisting of one share of common stock and one Series A Warrant. The Series A Warrants are convertible into 20,000,000 shares of common stock at an initial exercise price of $0.15 per share. The warrants have a five year term and were immediately exercisable. In addition, the Company issued 20,000,000 Series B Warrants each to purchase one Unit. The Series B Warrants were immediately exercisable at an initial exercise price of $0.15 per Unit, subject to adjustment and expired on October 24, 2013. The Units issuable upon exercise of the Series B Warrants consisted of 20,000,000 shares of common stock and 20,000,000 Series A Warrants, which are convertible into an additional 20,000,000 shares of common stock at an exercise price of $0.15 per share. All Series A Warrants expire on the fifth anniversary of the transaction close, July 24, 2018, regardless of the date the Series A Warrants were issued.

The Series B Warrants were immediately exercisable at an initial exercise price of $0.15, subject to adjustment. Beginning at the close of trading on the 60th trading day following the date of issuance, and effective beginning on the fifth trading day immediately preceding such 60th trading day, the Series B Warrants were exercisable at a per unit exercise price equal to the lower of (i) the then-effective exercise price per unit and (ii) 80% of the closing bid price of the Company’s common stock on such 60th trading day. If prior to the close of trading on the 60th trading day after the date of issuance (and on any of the five trading days immediately preceding such day), a holder of the Series B Warrants had delivered one or more exercise notices to the Company and paid all or any part of the exercise price with respect thereto, then on the first trading day immediately following such 60th trading day the Company was obligated to deliver to such holder an amount in cash equal to the positive difference (if any) between (x) the exercise price actually paid by such holder and (y) the product of (I) the aggregate number of units elected to be purchased in such exercise notices, multiplied by (II) 80% of the closing bid price of the Company’s common stock on such 60th trading day. The Series B Warrants expired at the close of business on the 65th trading day following the date of issuance, October 24, 2013. The Series B Warrants were issued separately from the common stock and the Series A Warrants included in the Units, and were transferable separately immediately thereafter. Series B Warrants were issued in certificated form only. Investors in the Offering received one Series B Warrant for each Unit purchased by them in the Offering. No additional consideration was paid by Investors for the Series B Warrants.

During the third quarter of 2013, 1,700,000 Series B Warrants were exercised for net proceeds of $242,000 resulting in the issuance of 1,700,000 Units comprised of 1,700,000 shares of common stock and 1,700,000 Series A Warrants. See Note 11, Subsequent Events for further information regarding the conclusion of the Series B Warrant transactions from October 1, 2013 to the expiration date of October 24, 2013.

The exercise price and number of shares of common stock issuable upon exercise of the Series A Warrants are subject to adjustment in the event of any stock dividends and splits, reverse stock split, stock dividend, recapitalization, reorganization or similar transaction, as described in the Series A Warrants. The Series A Warrants also contain full ratchet anti-dilution protection upon the issuance of any common stock, securities convertible into common stock, or certain other issuances at a price below the then existing exercise price of the Series A Warrants, with certain exceptions. The exercise price and number of Units issuable on exercise of the Series B Warrants are subject to adjustment in the event of any stock split, reverse stock split, stock dividend, recapitalization, reorganization or similar transaction, as described in the Series B Warrants.

The Series A Warrants are exercisable on a “cashless” basis in certain circumstances. In addition, in the event of a fundamental transaction that is (i) an all cash or substantially all cash transaction, (ii) a “Rule 13e 3 transaction” as defined in Rule 13e-3 under the Securities Exchange Act of 1934, as amended, or (iii) with certain limited exceptions, a fundamental transaction involving a person or entity not traded on The New York Stock Exchange, Inc., The NYSE MKT, The NASDAQ Global Select Market, The NASDAQ Global Market or The NASDAQ Capital Market, then the Company or any successor entity will pay at the holder’s option, exercisable at any time concurrently with or within 45 days after the consummation of the fundamental transaction, an amount of cash equal to the value of the Series A Warrant as determined in accordance with the Black Scholes option pricing model.

We account for our warrants in accordance with current accounting guidance, which defines how freestanding contracts that are indexed to and potentially settled in a Company’s own stock should be measured and classified. The authoritative accounting guidance prescribes that only warrants issued under contracts that cannot be net-cash settled and are both indexed to and settled in the Company’s common stock can be classified as equity. As the Series A and B Warrant agreements did not meet the specific conditions for equity classification, we are required to classify the fair value of the warrants issued as a liability, with subsequent changes in fair value to be recorded as income (loss) in the statement of operations upon revaluation of the fair value of warrant liability at each reporting period. Valuation of the Warrants was estimated at September 30, 2013 using the Monte-Carlo simulation model. The fair value is affected by changes in inputs to the model. The following assumptions were used as inputs to the model: stock price of $0.15 and warrant exercise price of $0.15 as of the valuation date; the Company’s historical stock price volatility of 87.7%; risk free interest rate on U.S. treasury notes of 1.33% for Series A Warrants, and .03% for Series B Warrants; a zero dividend rate; warrant expiration of 5 years for Series A and 0.07 years for the Series B Warrants; simulated as a daily interval and anti-dilution impact if the Company had to raise capital below $0.15 per share.

The fair value of the warrant liability at the issuance date exceeded the gross proceeds received for the common shares, Series A Warrants and the Series B Warrants by $1.39 million. The Series A Warrants, Series B Warrants, and Placement Agent Warrants had fair values of $1.72 million, $2.65 million and $115,000 at issuance, respectively. The classification and valuation of the warrants resulted in total warrant liabilities of $4.5 million and $4.4 million as of the issuance date of July 24, 2013 and the revaluation date of September 30, 2013, respectively. In addition, during the three and nine months ended September 30, 2013, we recorded income of $27,000, in our consolidated condensed statements of operations related to the change in fair value of the warrant liability due to the revaluation at September 30, 2013 and the change in fair value of the Series B Warrants at each exercise date. The Series B Warrants expired on October 24, 2013.

Warrants issued to BioTime

During June 2008, the Company entered into an agreement with BioTime, Inc. (“Bio Time”). Based on the agreement, Bio Time agreed to pay the Company an advance of $250,000 to produce, make, and distribute joint products (as defined in that agreement). As part of the agreement, the Company issued warrants for Bio Time to purchase 30,000 shares of the Company’s common stock at $0.25 per share. These warrants expired in December 2012.

Warrants issued in connection with SkinCare Marketing Agreement

In September 2011, the Company signed a Marketing Agreement (“agreement”) with an effective date of June 30, 2011, with a third party marketing organization. According to the terms of the agreement as described in Note 10 below, Commitments and Contingencies, under Marketing Arrangement and Agreement, the third party marketing organization would provide assistance to LSC to sell its skin care products through various specific proprietary mailings. The agreement provides for two tranches of common stock warrants to be issued by the Company for the benefit of the third party marketing organization for 100,000 shares each, with strike prices of $1.50 and $2.00, respectively, vesting over four quarters, and a warrant term of five years.

Accordingly, there were warrants for 100,000 shares of common stock at a strike price of $1.50 vested as of December 31, 2011 in connection with the agreement. In addition, as of September 30, 2012, there were 100,000 warrants vested with a strike price of $2.00. The Company valued the warrants issued in connection with the SkinCare Marketing Agreement using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years, an average risk free interest rate of 0.94%, a dividend yield of 0%, and volatility of 134%.

Outstanding warrants related to warrant transactions through September 30, 2013 were as follows:

	Preferred Stock		Common Stock	Units										Price per Warrant
	Series A	Series B	Series A	Series B	Placement Agent	YKA Loan	BioTime	Bridge Loan & non-cash Grants	Brookstreet	Skin Care Marketing	Jan 2013 Financing	Mar 2013 Financing	Total Warrants	Range	Weighted Average exercise price
Outstanding, December 31, 2009	2,000,000	1,100,000				1,400,000	30,000	1,629,623	3,405,929	—	—	—	9,565,552	$0.25-0.80	$0.45

2010
Issued													—
Exercised	(400,000)	(600,000)						(248,902)	(1,645,772)				(2,894,674)	0.25-0.80	0.47
Forfeited/Cancelled													—

Outstanding, December 31, 2010	1,600,000	500,000				1,400,000	30,000	1,380,721	1,760,157	—	—	—	6,670,878	$0.25-0.80	$0.45

2011
Issued										200,000			200,000	1.50-2.00	1.75
Exercised		(200,000)						(62,800)	(38,528)				(301,328)	0.25-0.80	0.40
Forfeited/Cancelled													—

Outstanding, December 31, 2011	1,600,000	300,000				1,400,000	30,000	1,317,921	1,721,629	200,000	—	—	6,569,550	$0.25-2.00	$0.49
2012
Issued													—
Exercised													—
Forfeited/Cancelled							(30,000)	(1,317,921)	(1,721,629)				(3,069,550)	$0.56-0.80	0.66

Outstanding, December 31, 2012	1,600,000	300,000	—	—		1,400,000	—	—	—	200,000	—	—	3,500,000	$0.25-2.00	$0.34
2013
Issued			21,700,000	20,000,000	666,666						5,062,500	2,500,000	49,929,166	$0.15-0.20	$0.16
Exercised				(1,700,000)									(1,700,000)	$0.15	$0.15
Forfeited/Cancelled	(1,600,000)	(300,000)				(1,400,000)							(3,300,000)	$0.20-0.25	$0.25

Outstanding, September 30, 2013	—	—	21,700,000	18,300,000	666,666	—	—	—	—	200,000	5,062,500	2,500,000	48,429,166	$0.15-2.00	$0.16

9. Stock Options and Warrants

Stock Options

The Company has adopted the 2006 Equity Participation Plan (the “2006 Plan”). The options granted under the 2006 Plan may be either qualified or non-qualified options. Up to 15,000,000 options may be granted to employees, directors and consultants under this Plan. Options may be granted with different vesting terms and expire no later than 10 years from the date of grant.

In April 2010, the Company adopted the 2010 Equity Participation Plan (the “2010 Plan”). The options granted under the 2010 Plan may be either qualified or non-qualified options. Up to 18,000,000 options may be granted to employees, directors and consultants under the 2010 Plan. Options may be granted with different vesting terms and expire no later than 10 years from the date of grant.

In November and December of 2009, the Company issued outside the 2006 and 2010 option plans non-qualified stock options to purchase 10,257,593 shares of common stock to certain employees and consultants. These options vest over 50 months and expire no later than 10 years from the date of grant.

In accordance applicable authoritative guidance, the Company is required to establish assumptions and estimates of the weighted-average fair value of stock options granted, as well as using a valuation model to calculate the fair value of stock-based awards. The Company uses the Black-Scholes option-pricing model to determine the fair-value of stock-based awards. All options are amortized over the requisite service periods. During the years ended December 31, 2012 and 2011, the Company recognized $2.36 and $3.54 million, as stock-based compensation expense, respectively. Unrecognized compensation expense related to stock options as of December 31, 2012 and 2011 was $3.37 and $7.45 million, respectively, which is expected to be recognized over a weighted average period of approximately 2.2 years and 2.9 years, respectively.

Stock-based compensation for stock options granted to non-employees has been determined using the estimated fair value of the stock options issued, based on the Black-Scholes Option Pricing Model. These options are revalued at each reporting period until fully vested, with any change in fair value recognized in the consolidated statements of operations.

The fair value of options granted is estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions for the years ended December 31, 2012 and 2011:

	Year ended December 31, 2012	Year ended December 31, 2011
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	0.94%	1.81%
Expected stock price volatility	121.90%	81%
Expected dividend payout	0%	0%
Expected option life-years based on management’s estimate	5.69 years	6.13 years

Options Outstanding				Options Exercisable and vested
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.22-$0.50	4,080,800	7.41	$0.41	2,239,220	5.86	$0.43
$0.51-$0.75	9,365,293	6.95	$0.62	6,782,943	6.90	$0.62
$0.76-$1.00	2,539,939	3.38	$0.99	2,399,939	3.07	$1.00
$1.01-$1.25	355,000	8.34	$1.10	227,900	8.34	$1.10
$1.26-$1.50	1,206,100	7.13	$1.31	777,100	6.88	$1.33
$1.51-$3.20	5,830,000	7.83	$1.94	2,980,800	7.69	$1.97

	23,377,132	6.89	$0.99	15,407,902	6.32	$0.95

Transactions involving stock options issued to employees, directors and consultants under the 2006 Plan, the 2010 Plan and outside the plans are summarized below. Options issued have a maximum life of 10 years. The following table summarizes the changes in options outstanding and the related exercise prices for the Company’s common stock options issued:

	Number of Shares issued under 2006 Plan and 2010 Plan	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2010	10,009,937	$0.92
Granted	6,997,500	$1.69
Exercised	(300,820)	$0.50
Canceled or expired	(1,976,410)	$1.17

Outstanding at December 31, 2011	14,730,207	$1.26
Granted	2,398,000	$0.38
Exercised	(17,500)	$0.22
Canceled or expired	(1,987,807)	$0.78

Outstanding at December 31, 2012	15,122,900	$1.18

	Number of Shares issued outside the Plan	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2010	10,708,939	$0.64
Granted	—	$—
Exercised	(454,170)	$0.59
Canceled or expired	(2,000,537)	$0.62

Outstanding at December 31, 2011	8,254,232	$0.65
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—

Outstanding at December 31, 2012	8,254,232	$0.65

Warrants

Brookstreet Securities Corporation

As of December 31, 2006, Brookstreet Securities Corporation (“Brookstreet”) had earned 1,976,190 warrants as partial compensation for its services as placement agent for the raising of equity capital. An additional 274,000 warrants were earned by Brookstreet in the first quarter of 2007, for a total of 2,250,190 warrants related to the Company’s private placement. In addition, 426,767 warrants were granted to a number of individuals as compensation for services rendered to the Company. Each Warrant entitles the holder thereof to purchase the number of shares of common stock that could be purchased by the dollar amount of the Warrant being exercised at $1.00 in the case of the Brookstreet warrants and $0.80 in the case of the individuals’ warrants. The Company recognized the value attributable to the individuals’ warrants in the amount of $222,000 and applied it to general and administrative expense. The Company recognized the value attributable to the Brookstreet warrants in the amount of $1.2 million. The Company recognized the Brookstreet warrants as a component of additional paid-in capital with a corresponding reduction in additional paid-in capital to reflect this as a non-cash cost of the offering. Proceeds from the private equity placement totaled $9.9 million and are offset by cash offering costs of $1.5 million as well as the non-cash offering cost of $1.2 million related to the fair value of the Brookstreet warrants. The Company valued the Brookstreet warrants and the warrants issued to the individuals using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years and 3 years, an average risk free interest rate of 4.58% and 5.13%, a dividend yield of 0% and 0%, and volatility of 71% and 63%, respectively.

The number of warrants converted into common stock by Brookstreet was 484,675 for the completion of the Brookstreet financing and issued 1,370,000 shares of common stock that was part of a private placement of securities by ISC California during the second half of 2006. The net proceeds from the shares whose sale was finalized in 2007 was $1.2 million net of cash fees and expenses. In connection with the final settlement in 2007, the selling agent for the private placement received 274,000 additional warrants, which entitle the holder thereof to purchase that number of shares of common stock for $1.00 each.

During 2008, the Company raised additional capital by issuing Preferred Series A, B, C and D stock. This issuance of the Preferred Series C triggered an anti-dilutive clause in the Brookstreet warrant agreement, where Brookstreet would receive an adjustment downward in the price it pays for converting its warrants and resulted in a deemed dividend of $337,000. Brookstreet earned a total of 2,250,190 warrants in 2006 and 2007 in connection with the Company’s private placement. Each Warrant entitles the holder thereof to purchase one share of common stock for $1.00, revalued to $0.56 per warrant. The Company recognized the value attributable to the warrants in the amount of $1.2 million in 2006 and $169,000 in 2007 as a component of additional paid-in capital with a corresponding reduction in additional paid-in capital to reflect the issuance as a non-cash cost of the offering. Prior to 2009, the Company valued the Brookstreet warrants using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years, an average risk free interest rate of 4.58%, a dividend yield of 0%, and volatility of 70.57%. During 2009, the Company issued a total of 3,510,206 shares of common stock which related to warrants originally issued to Brookstreet. Brookstreet converted a total of 612,267 warrants into 484,675 shares of common stock at an average cashless conversion price of $0.56 per share.

Implementation of Accounting Standards Code (ASC) 815-40-15, (formerly known as EITF 07-5 “Determining Whether an Instrument (or Embedded Feature) is Indexed to an Entity’s Own Stock Price”)

The Accounting Standards Code (ASC) 815-40-15, with an effective date of December 15, 2008, should have been implemented as of January 1, 2009, and in future periods. This Issue applies to any freestanding financial instrument or embedded feature that has all the characteristics of a derivative as described in ASC 815-10-15-83, (previously paragraphs 6–9 of Statement 133) for purposes of determining whether that instrument or embedded feature qualifies for the first part of the scope exception in ASC 815-10-74 (previously paragraph 11(a) of Statement 133). This Issue also applies to any freestanding financial instrument that is potentially settled in an entity’s own stock, regardless of whether the instrument has all the characteristics of a derivative for purposes of determining whether the instrument is within the scope of ASC 875-40.

During 2008, the Company issued a Series C Preferred round of financing which triggered the anti-dilution clause in the Brookstreet warrant agreement (“Brookstreet Warrants”). From issuing the Series C Preferred Stock, the exercise prices of the Brookstreet Warrants were revalued down to $0.56 per warrant. Based on the anti-dilution clause being triggered and the exercise price of the Brookstreet Warrants being revalued downward to $0.56, ASC 815-40-15 should have caused the Brookstreet Warrants to be treated and accounted for as a liability.

The anti-dilution provisions of the Brookstreet Warrants failed the criteria set by this ASC and therefore required reclassification from equity to liability. The reclassification resulted in the requirement to revaluate the Brookstreet Warrants at each reporting period with a corresponding charge or credit to the statement of operations. Valuation of the warrants was estimated using the Monte-Carlo simulation method using the following assumptions: stock price and warrant price as of the valuation date, the Company’s historical stock price, interest rate on U.S. treasury notes, dividend rate derived from the Series D Preferred Stock, warrant expiration; simulated as a daily interval and anti-dilution impact if the Company had to raise capital below $0.25 per share. We recorded warrant liabilities of zero and $38,000 as of March 31, 2012 and 2011, respectively. In addition, in the three months ended March 31, 2012 and 2011, we recorded income of $38,000 and $871,000, respectively, in our consolidated statements of operations related to the change in the fair value of warrants.

The 1,721,629 Brookstreet Warrants outstanding as of December 31, 2011 expired on February 14, 2012, and the Company recorded $38,000 to reduce the fair market value of the warrants to zero as they were no longer outstanding as of December 31, 2012.

Warrants issued with other financings

During 2007 and 2008, the Company entered into various agreements to borrow working capital and as part of these agreements, the Company issued warrants to the holders to purchase common stock. The Company issued 1,629,623 warrants to various investors at an exercise price of $0.80 per share of which zero and 1,317,921 warrants remained outstanding at December 31, 2012 and December 31, 2011, respectively. In addition, 1,400,000 warrants were issued to YKA Partners, an affiliated company of our former Co-Chairman of the Board with an exercise price of $0.25 per share, all of which remained outstanding at December 31, 2012 and 2011.

Warrants issued with Preferred Stock

During 2008, in connection with the Company’s fund raising efforts, two warrants to purchase shares of common stock were issued with the purchase of one share of Series A Preferred Stock, where an additional 2,000,000 common stock warrants were outstanding and two warrants to purchase shares of common stock were issued with the purchase of one share of Series B Preferred Stock, where an additional 1,100,000 common stock warrants were outstanding. As of December 31, 2010, 400,000 warrants related to the Series A Preferred Stock were converted into 800,000 common shares.

As of December 31, 2012 and 2011, there were 1,600,000 and 300,000 warrants related to the Series A Preferred Stock and Series B Preferred Stock, respectively, each at an exercise price of $0.25 per share. Warrants related to the Series A Preferred Stock expired in January 2013, and warrants related to the Series B Preferred Stock expire in July 2014.

Warrants issued to BioTime

During June 2008, the Company entered into an agreement with BioTime, Inc. (“BioTime”). Based on the agreement, BioTime agreed to pay the Company an advance of $250,000 to produce, make, and distribute joint products (as defined in that agreement). As part of the agreement, the Company issued warrants for Bio Time to purchase 30,000 shares of the Company’s common stock at $0.25 per share. These warrants expired in December 2012.

Warrants issued in connection with SkinCare Marketing Agreement

In September 2011, the Company signed a Marketing Agreement (“agreement”) with an effective date of June 30, 2011, with a third party marketing organization. According to the terms of the agreement as described in Note 10 below, Commitments and Contingencies, under Marketing Arrangement and Agreement, the third party marketing organization would provide assistance to LSC to sell its skin care products through various specific proprietary mailings. The agreement provides for two tranches of common stock warrants to be issued by the Company for the benefit of the third party marketing organization for 100,000 shares each, with strike prices of $1.50 and $2.00, respectively, vesting over four quarters, and a warrant term of five years.

Accordingly, there were warrants for 100,000 shares of common stock at a strike price of $1.50 vested as of December 31, 2011 in connection with the agreement. In addition, as of December 31, 2012, there were 100,000 warrants vested with a strike price of $2.00. The Company valued the warrants issued in connection with the SkinCare Marketing Agreement using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years, an average risk free interest rate of 0.94%, a dividend yield of 0%, and volatility of 134%.

Share data related to warrant transactions as of December 31, 2012 were as follows:

	Series A	Series B	YKA Loan	BioTime	Bridge Loan & non-cash Grants	Brookstreet	Skin Care Marketing	Total Shares Issuable Upon Exercise of Warrants	Price per Share	Weighted average exercise price
									Range
Outstanding, December 31, 2010	1,600,000	500,000	1,400,000	30,000	1,380,721	1,760,157	—	6,670,878	$0.25-0.80	$0.45

2011
Issued							200,000	200,000	1.50-2.00	1.75
Exercised		(200,000)			(62,800)	(38,528)		(301,328)	0.25-0.80	0.40
Forfeited/Expired								—

Outstanding, December 31, 2011	1,600,000	300,000	1,400,000	30,000	1,317,921	1,721,629	200,000	6,569,550	$0.25-2.00	$0.49
2012
Issued								—
Exercised								—
Forfeited/Expired				(30,000)	(1,317,921)	(1,721,629)		(3,069,550)	$0.56-0.80	$0.66

Outstanding, December 31, 2012	1,600,000	300,000	1,400,000	—	—	—	200,000	3,500,000	$0.25-2.00	$0.34